UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE              November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $40,772
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                           FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8

                             TITLE                        VALUE  SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP       (X$1000)  PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE

ABBOTT LABS                  COM           002824100    3,494     66,875 SH            SOLE      NONE       66,875
BERKSHIRE HATHAWAY INC DEL   CL B NEW      084670702      314      3,800 SH            SOLE      NONE        3,800
CAMPBELL SOUP CO             COM           134429109      617     17,272 SH            SOLE      NONE       17,272
CHEVRON CORP NEW             COM           166764100      432      5,330 SH            SOLE      NONE        5,330
CISCO SYS INC                COM           17275R102    1,774     81,000 SH            SOLE      NONE       81,000
COCA COLA CO                 COM           191216100      582      9,950 SH            SOLE      NONE        9,950
COMCAST CORP NEW             CL A          20030N101      553     30,560 SH            SOLE      NONE       30,560
EXXON MOBIL CORP             COM           30231G102   12,028    194,657 SH            SOLE      NONE      194,657
GENERAL ELECTRIC CO          COM           369604103    1,263     77,704 SH            SOLE      NONE       77,704
JPMORGAN CHASE & CO          COM           46625H100      259      6,814 SH            SOLE      NONE        6,814
METROPCS COMMUNICATIONS INC  COM           591708102    9,279    887,140 SH            SOLE      NONE      887,140
UNION PAC CORP               COM           907818108      327      4,000 SH            SOLE      NONE        4,000
WELLS FARGO & CO NEW         COM           949746101    9,849    392,172 SH            SOLE      NONE      392,172



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